Pledged Assets and Collateral (Pledged Assets Classified by Type of Liabilities) (Detail) ¥ in Millions	Sep. 30, 2022 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 45,971,375
Deposits
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	243,462
Payables under repurchase agreements and securities lending transactions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	24,518,082
Other short-term borrowings and long-term debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	21,131,555
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 78,276